Fair Value Measurement (Tables)	12 Months Ended
Jan. 31, 2020
Disclosure of detailed information about profit loss from operating activities in connection with specific expenses [Text Block]
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 January 2020	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	-	-	-
Derivative on Convertible Notes	-	-	-	-

31 January 2019	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total NZ$000’s
Recurring fair value measurements
Financial assets
Foreign exchange contracts	-	-	-	-
Financial liabilities
Foreign exchange contracts	-	1,484	-	1,484
Derivative on Convertible Notes	-	-	-	-

Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3

The following table presents the changes in level 3 instruments for the year ended 31 January 2019.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Conversion	(1,110)
Balance at 31 January 2019	-